Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of Statements of Cash Flows - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net (loss) earnings for the year	$ (12,547)	$ 812
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	13,509	2,205
Noncash compensation expense	112	1,588
Depreciation	12	11
Prepaid expenses and other assets	68	(206)
Other liabilities	4	(10)
Net cash provided by operating activities	1,158	2,970
Additions to premises and equipment, net
Net cash used in investing activities
Cash flows from financing activities:
Treasury stock purchases	(542)	(904)
Dividends paid on common stock	(1,388)	(1,436)
Net cash used in financing activities	(1,930)	(2,340)
Net increase (decrease) in cash and cash equivalents	(772)	630
Beginning cash and cash equivalents	2,255	1,625
Ending cash and cash equivalents	$ 1,483	$ 2,255